Goodwill and Other Intangible Assets (Details Narrative) (10-K) - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill impairment				$ 593,790	$ 0
Amortization expense		$ 829,427	$ 347,224	633,505
Successor [Member]
Goodwill impairment				593,790
Amortization expense	$ 22,871
Employee Benefit Solutions, Inc & US Benefits Alliance LLC [Member]
Excess amount of fair value over carrying value				$ 677,772
Excess fair value percentage				42.00%
Commercial Solutions of Insurance Company [Member]
Excess amount of fair value over carrying value				$ 0